Note 7 - Balance Sheet Disclosures - Right-of-use Assets (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	€ 3,018	€ 1,937	€ 1,937	€ 2,235	€ 0
Additions to right-of-use assets			1,496	15	2,397
Depreciation of right-of-use assets	231	160	415	313	163
Right-of-use assets on December 31, 2021	2,766		3,018	1,937	2,235
Interest expense on lease liabilities	39	23	56	39	23
Expense relating to short-term leases			0	0	84
Total cash outflow for leases			435	323	276
Buildings [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	2,997	1,906	1,906	2,211	0
Additions to right-of-use assets			1,496	0	2,372
Depreciation of right-of-use assets			405	305	161
Right-of-use assets on December 31, 2021			2,997	1,906	2,211
Interest expense on lease liabilities			52	35	22
Expense relating to short-term leases			0	0	84
Total cash outflow for leases			423	311	271
Cars [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2021	€ 21	€ 31	31	24	0
Additions to right-of-use assets			0	15	25
Depreciation of right-of-use assets			10	8	1
Right-of-use assets on December 31, 2021			21	31	24
Interest expense on lease liabilities			4	4	1
Expense relating to short-term leases			0	0	0
Total cash outflow for leases			€ 12	€ 12	€ 5